Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Guarantees
The maximum potential amount of future payments (undiscounted and without reduction for any amounts that may possibly be recovered under recourse or collateralized provisions) we could be required to make under the guarantees was as follows:

(Millions of dollars)
	2012	2011	2010
Guarantees with customers (1)	$61	$69	$79
Limited indemnity	—	11	17
Total guarantees	$61	$80	$96

(1) Amounts have been revised to remove guarantees of consolidated subsidiary debt previously reported.